Long-term Investment Securities - Details of Long-term Investment Securities (Detail) - KRW (₩) ₩ in Millions		Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Available-for-sale financial assets		₩ 3,188,572	₩ 1,877,922
Equity securities [member]
Disclosure of financial assets [line items]
FVOCI	[1]	3,025,988	1,739,133
Debt securities [member]
Disclosure of financial assets [line items]
FVTPL		₩ 162,584	₩ 138,789

[1]	The Group designated investments in equity instruments that are not held for trading as financial assets at FVOCI.